PREPAID EXPENSES AND OTHER CURRENT ASSETS, NET	12 Months Ended
Dec. 31, 2022
PREPAID EXPENSES AND OTHER CURRENT ASSETS, NET
PREPAID EXPENSES AND OTHER CURRENT ASSETS, NET

6.          PREPAID EXPENSES AND OTHER CURRENT ASSETS, NET

Prepaid expenses and other current assets consist of the following:

	December 31,
	2021	2022
	RMB’000	RMB’000	US$’000

Prepaid expense for bandwidth and servers (i)	3,298	4,168	604
Staff field advances	308	19	3
Other deposit and receivables(ii)	39,253	42,935	6,225
Prepaid expense and other current assets	42,859	47,122	6,832
Provision of doubtful accounts	—	(231)	(33)
Prepaid expense and other current assets, net	42,859	46,891	6,799

(i)

Prepaid expense for bandwidth and servers represents the unamortized portion of prepayments made to the Group's telecom operators and certain technology companies, who provide the Group with access to bandwidth and network servers.

(ii)	Other deposit and receivables represent deductible VAT, and other deposits for operation.